Geographic Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Geographical Segment Information [Line Items]
Net sales	$ 1,595	$ 1,488	$ 4,385	$ 4,269	$ 5,952	$ 5,555	$ 5,310
Property, Plant and Equipment, Net	$ 4,809		$ 4,809		4,192	3,376
United States
Geographical Segment Information [Line Items]
Net sales					3,016	2,861	2,687
Property, Plant and Equipment, Net					2,411	1,472
Austria
Geographical Segment Information [Line Items]
Property, Plant and Equipment, Net					717	812
Switzerland
Geographical Segment Information [Line Items]
Property, Plant and Equipment, Net					353	382
Singapore
Geographical Segment Information [Line Items]
Property, Plant and Equipment, Net					333	308
Rest of world
Geographical Segment Information [Line Items]
Net sales					2,936	2,694	$ 2,623
Property, Plant and Equipment, Net					$ 378	$ 402